Fees Summary	Aug. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 349,035,056.40
Previously Paid Amount	45,930.00
Total Fee Amount	53,437.27
Total Offset Amount	0.00
Net Fee	$ 7,507.27